GOING CONCERN - Additional information (Details) R$ in Thousands, $ in Billions		6 Months Ended
	Apr. 20, 2026 shares	Jun. 30, 2026 USD ($)	Jun. 30, 2026 BRL (R$)	Feb. 20, 2026 BRL (R$)	Dec. 31, 2025 BRL (R$)
Going concern [Abstract]
Issued capital			R$ 21,756,852	R$ 21,757	R$ 7,131,859
Proceeds from non-current borrowings | $		$ 1.4
Stockholders equity note, stock split, denominator (in shares) | shares	150,000
Deferred taxes			R$ 7,515,404		R$ 0